Share-based Option Plan - Additional Information (Detail) - BRL (R$) R$ in Thousands						12 Months Ended
	Aug. 07, 2018	Mar. 14, 2017	Mar. 10, 2017	Jun. 30, 2014	Dec. 11, 2009	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense with respect to share options						R$ 16,677	R$ 19,862	R$ 9,879
Share-based compensation expense						6,254	10,027	5,328
Share-based compensation liability						1,596	0
First share option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan					10 years
Vesting period (in years)					4 years
Second share option plan, prior to IPO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan				8 years
Vesting period (in years)				4 years
Second share option plan, after IPO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan				10 years
Vesting period (in years)				4 years
Period available for exercise options after vesting				30 days
Third option plan, 1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan		5 years	5 years
Vesting period (in years)			5 years
Maximum period available for exercise of options after vesting			15 days
Phantom shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan	8 years
Vesting period (in years)	4 years
Period available for exercise options after vesting	30 days
Phantom shares, 1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan	8 years
Share-based compensation expense						R$ 1,184	R$ 0	R$ 0